Main Events	12 Months Ended
Jun. 30, 2023
Main Events [Abstract]
Main events
2.	Main events

2.1.	Sales of Farms

Sales of farms in the year ended on June 30, 2023

Jatobá VII Farm

On June 29, 2023, the subsidiary Imobiliária Jaborandi entered into an agreement for the sale of 4,408 hectares (3,202 arable hectares) of the Jatobá VII Farm, rural property located in the municipality of Jaborandi (Bahia), for 952,815 soybean bags, equivalent to R$121,558 on the transaction date. The amount will be paid in seven annual installments. On the agreement date, the buyer paid the first installment, thus meeting the conditions for the transfer of possession of the area sold, while the other installments will be paid on July 31 of each year through 2029.

Araucária VI and VII Farm

The Company signed two sale agreements for the remaining area of 5,517 hectares (4,011 arable hectares) of the Araucária Farm, an agricultural property located in the city of Mineiros, Goiás.  Details about the sales follow:

●	On March 28, 2023, 5,185 hectares (3,796 arable hectares) were sold for 3 million soybean bags, equivalent to R$409,328 on the transaction date. The amounts will be paid in seven installments, the first on July 30, 2023, the second on August 16, 2023, and the others on March 1 of each year through 2028. Possession of the area sold was transferred on June 15, 2023.

●	On March 29, 2023, 332 hectares (215 arable hectares) were sold for 63,875 soybean bags, equivalent to R$8,508 on the transaction date. The amounts will be paid in five installments: on April 14, the buyer paid the first one, while the others will be paid on March 30 of each year through 2027. Possession of the area sold was transferred on May 31, 2023.

The gain from this transaction is shown in Note 22.b.

Rio do Meio II Farm

On November 8, 2022, the subsidiary Agrifirma Bahia entered into an agreement for the sale of 1,964 hectares (1,422 arable hectares) of the Rio do Meio Farm, rural property located in the municipality of Correntina, Bahia, for 414,097 soybean bags, equivalent to R$62,428 on the transaction date. Based on the agreement, the transfer of possession and the receipt of proceeds will occur in four phases. The first and second phases were concluded on November 14, 2022, and June 7, 2023, respectively, with the other phases planned for July of each year through 2025.

The gain from this transaction is shown in Note 22.b.

Marangatu I Farm

On October 6, 2022, the subsidiary Agropecuária Moroti S.A. entered into a sale agreement for 863.3 hectares (498 useful hectares) of the Marangatu Farm (“Marangatu I”), a property located in Mariscal Estigarribia, Boquerón, Paraguay, for US$1,497 thousand (US$3,000 per arable hectare), equivalent to R$7,786 on the sale date. On October 21, 2022, the buyer made the initial payment of US$749 thousand (R$3,886), and the remaining balance will be paid in three fixed annual installments, as shown in Note 8.1.f. Thus, the conditions precedent for transfer of possession were met, and the proceeds from this transaction are shown in Note 22.b.

Sales of farms in the year ended on June 30, 2022

Alto Taquari IV Farm

On September 01, 2021, the Company entered into an instrument for purchase and sale of a 3,723-hectare area (2,694 arable hectares) in Alto do Taquari Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso (MT), for 2,962,974 soybean bags, equivalent to R$591,339 on the transaction date. The parties determined the sale in two (2) phases: 2,566 hectares were delivered in October 2021 and 1,157 hectares will be transferred on September 30, 2024.

Rio do Meio Farm

On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. The proceeds from the sale were not recognized on the date of the execution of the agreement because the transfer of the property was linked to payment of the first installment in the amount of R$16,760, which occurred on December 29, 2021. As of June 30, 2022, the buyer had effected payment of R$20,301, whose gain is shown in Note 22.b.

In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.

Sales of farms in the year ended on June 30, 2021

Sale of Bananal X Farm

On March 22, 2019, the Company signed a purchase and sale agreement for a total area of 2,160 hectares (1,714 agricultural hectares) of the Bananal X Farm, a rural property located in the city of Luís Eduardo Magalhães, state of Bahia. The agreement was for fixed price of R$28,000 to be paid in seven installments. As of June 30, 2022, the buyer had effected full payment of all installments.

Sale of Jatobá III Farm

On August 31, 2020, the Company recognized a gain of R$ 3,796 for the sale of 133 hectares, which sale was negotiated in a purchase and sale agreement for a total area of 3,258 hectares (2,473 agricultural hectares) of the Jatobá III Farm on June 28, 2019, for a total amount of R$ 47,016. The Jatobá III Farm is a rural property located in the city of Jaborandi, state of Bahia. The remaining balance was recorded in accounts receivable, to be received in two annual installments through 2025.

Sale of Jatobá VI Farm

On May 6, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 1,654 hectares (1,250 agricultural hectares) of the Jatobá VI Farm, a rural property located in the City of Jaborandi, State of Bahia, for 300 bags of soybean per useful hectare, which corresponded to R$67,061.The remaining balance was recorded in accounts receivable, to be received annual installments through 2031.

2.2.	Acquisition of farm

Panamby Farm

On August 10, 2022, the Company signed a Purchase and Sale Agreement for a total area of 10,844 hectares of the Panamby Farm, a rural property located in Querência, Mato Grosso. The transaction amount was established at R$285,600, equivalent to 302 soybean bags per useful hectare, divided into two installments. On September 12, 2022, the Company paid the first installment of R$144,747 (R$140,000 refers to the principal and R$4,747 to other transaction costs), meeting the conditions to obtain possession of the land. On June 30, 2023, the liability refers to the payment of the second installment maturing on August 21, 2023 of R$142,985 adjusted at present value (Note 19, under “Panamby Farm”). The amount of R$274,172, which includes the value of the farm, other property, plant and equipment and other transaction costs, is recorded under “Acquisitions” and shown in Note 11 and 13.

2.3.	Lease

Leases in the year ended on June 30, 2023

São Domingos Farm

On July 21, 2022, the Company signed an agricultural partnership agreement with the São Domingos Farm, located in Comodoro, Mato Grosso. The Company will explore an arable area of approximately 6,070 hectares under a 12-year agreement and possession will be granted in two phases of 3,035 hectares each, with the first one concluded in December 2022 and the second to be concluded in December 2023.

Leases in the year ended on June 30, 2022

Regalito Farm

On June 1, 2022, the Company entered into an agricultural partnership agreement with Regalito Farm to commercially explore a 5,714-hectare agricultural area. Located in the city of São José do Xingu, state of Mato Grosso, the farm was named Parceria IX and the agreement has duration of 12 years.

Nossa Senhora Aparecida Farm

On June 11, 2022, the Company entered into an agricultural partnership agreement with Nossa Senhora Aparecida Farm to commercially explore a 2,100-hectare agricultural area. Located in the city of São Félix do Araguaia, state of Mato Grosso, and the agreement has duration of six years.

2.4.	Warrants

On May 10, 2021 and May 14, 2021, the Board of Directors authorized BrasilAgro’s capital increase in the total amount of R$448,174, from R$1,139,811 to R$1,587,985, through the issuance of 20,272,707 common shares without par value, as a result of the exercise of warrants held by BrasilAgro’s founding shareholders.

The warrants, which were originally issued on March 15, 2006 and matured on March 15, 2021, granted to the founding shareholders the right to subscribe shares of BrasilAgro proportionately to their equity interests. The warrants were divided into two classes of 256,000 each. The exercise of one class of warrants was conditioned upon certain events and transactions that did not materialize by their maturity date. The exercise of the other class of warrants could be exercised by the shareholders, for a fixed price based on the initial public offering price, subject to inflation and other adjustments.

2.5.	Public offering of shares

In February 2021, BrasilAgro completed a primary and secondary follow-on offering of common shares in the aggregate amount of R$440 million, with the issuance of 20,000,000 new common shares. The offering consisted of a restricted offering in Brazil, pursuant to Law No. 6,385, of December 7, 1976, as amended, and CVM Instruction No. 476, of January 16, 2009, as amended, and a private placement to (a) a limited number of qualified institutional buyers in the United States, as defined in Rule 144A under the Securities Act, and (b) institutional and other investors outside the United States and Brazil that are not U.S. persons, in reliance on Regulation S under the Securities Act. As a result of this offering, the capital stock was increased to R$1,139.8 million, divided into 82,104,301 common shares.

Transaction costs in the amount of R$17,186 were recorded in equity as Share issue costs, net of tax effects, in the amount of R$5,843.

2.6.	Business combination – Acquisition of companies in Bolivia

On December 20, 2020, our controlling shareholder, Cresud, initiated a corporate reorganization under which the Company entered into a Share Purchase Agreement to acquire 100% of the shares issued by the following companies based in Bolivia: (i) Agropecuaria Acres del Sud S.A.; (ii) Ombu Agropecuaria S.A.; (iii) Yatay Agropecuaria S.A.; and (iv) Yuchan Agropecuarian S.A., all of which are indirectly controlled by Cresud. These properties have a total area of 9,875 hectares and will be used to cultivate grains and sugarcane, distributed among the properties San Rafael, Las Londras and La Primavera, collectively refer to as Acres del Sud.

On February 4, 2021, after the fulfillment of certain conditions precedent, which were fully satisfied, the Company assumed control of the aforementioned companies. The Company paid cash of R$160,399 based on the estimated preliminary net assets calculated as of June 30, 2020. The agreement set forth an adjustment in price to reflect the equity variation of the Bolivia-based companies from June 30, 2020 to the base date of the transaction, in accordance with the criteria established by the parties.

The procedures for adjusting the price were concluded on March 21, 2021 and generated an additional obligation of R$5,365, which was settled on April 30, 2021. The total consideration is shown below:

1/31/2021

Consideration paid in cash	160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)
Difference recorded in equity	11,031

Since the transaction involves the combination of businesses under common control, given that the transaction involved entities under the common control of Cresud, the Company applied the predecessor value method of accounting and recognized the assets and liabilities acquired at their book value, and the difference of the net assets acquired at book value and the consideration transferred of R$11,031 was recorded in equity under “Effect of reorganization.”.

The table below shows the assets and liabilities acquired by the Company in January 31,2021:

	Acres	Ombú	Yuchán	Yatay	Intercompany Eliminations	Total
Current assets
Cash and cash equivalents	1,226	234	30	27	-	1,517
Trade accounts receivable	7,746	1,096	1,093	559	-	10,494
Inventories	1,734	1,016	844	35	-	3,629
Biological assets	10,416	4,525	3,292	-	-	18,233
Related-party transactions	2,757	43,935	88	66,369	(113,149)	-
Recoverable taxes and other credits	1,048	406	1,665	843	-	3,962
	24,927	51,212	7,012	67,833	(113,149)	37,835
Noncurrent assets
Investment properties	69,807	38,166	28,044	-	-	136,017
Property, plant and equipment	4,431	178	2,427	3	-	7,039
	74,238	38,344	30,471	3	-	143,056
Total assets	99,165	89,556	37,483	67,836	(113,149)	180,891

Current liabilities
Trade accounts and other payables	4,958	2,930	928	115	-	8,931
Labor obligations	56	24	22	1	-	103
Taxes payable	901	2,114	1,647	57	-	4,719
Related-party transactions	38,211	54,790	26,107	2,295	(113,149)	8,254
Advances from clients	3,443	1	-	-	-	3,444
	47,569	59,859	28,704	2,468	(113,149)	25,451
Noncurrent liabilities
Trade accounts and other payables	250	-	457	-	-	707
	250	-	457	-	-	707
Total liabilities	47,819	59,859	29,161	2,468	(113,149)	26,158

Total net assets acquired	51,346	29,697	8,322	65,368	-	154,733

Other information

The results of the companies acquired in the period from the acquisition date to June 30, 2021 are presented below:

	Acres	Ombú	Yuchán	Yatay	Total
Net income	11,458	5,072	828	-	17,358
Net loss for the year	(3,195)	(2,705)	(2,370)	(382)	(8,652)

Had the transaction been consummated on July 1, 2020, the consolidated results would have been as follows:

	Acres	Ombú	Yuchán	Yatay	Total
Net income	30,736	14,514	3,721	22	48,993
(Loss) net income for the year	(1,207)	(1,402)	(3,869)	753	(5,725)

Cash and cash equivalents on the transaction date was R$1,517, and the net effect of the acquisition on the Company’s consolidated cash flows was R$164,247.

2.7.	Other performance aspects

Part of the Company’s revenue is generated by the sale of commodities to local clients, in the context of a global market for said commodities relies on an extensive logistics and supply chain, including ports, distribution centers and suppliers.

Given the geopolitical scenario with significant impacts from the war between Russia and Ukraine, which began on February 24, 2022, the Company has been monitoring daily the prices of commodities and fertilizers to ensure that its operations are not affected. So far, the situation has not caused any losses to crop development.

With regard to agricultural products, a factor that merits attention is the strong demand for exports benefited by the appreciation in the U.S. dollar. With regard to the logistics chain, the increase in freight prices resulting from higher fuel cost is a concern; note that no significant disruptions occurred in export operations and logistics and in inbound shipments of inputs, most of which already have been acquired and delivered as the use is necessary.

With regard to commitments for sales to clients, the Company has not identified any material changes, since their origination is based on a strong correlation between the way the negotiations are conducted, and the players selected as commercial partners. Therefore, to date, the Company has not observed any matters related to these commitments.

Short- and long-term liquidity is preserved, and even any changes in inbound and outbound shipments are scaled to not affect significantly the Company’s financial position. BrasilAgro did not identify significant risks with regard to its capacity to continue operating.